Organization and Basis of Presentation - Summary of Cash Flow Statement of VIE and VIE's Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash (used in) generated from operating activities	¥ (477,886)	$ (74,993)	¥ (73,543)	¥ (228,041)
Net cash used in investing activities	81,697	12,823	(109,312)	(346,660)
Net cash generated from (used in) financing activities	(52,899)	(8,301)	2,165,719	571,735
VIE and VIE's subsidiaries
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Net cash (used in) generated from operating activities	(257,506)	(40,407)	158,563	(46,993)
Net cash used in investing activities	(11,265)	(1,768)	(9,795)	(14,052)
Net cash generated from (used in) financing activities	¥ 304,623	$ 47,801	¥ (30,880)	¥ 34,540